7. Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	$ (22,297,137)	$ (21,680,208)	$ (13,195,831)
Interest on Loans and Borrowings from CAMMESA
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(3,643,087)	(4,371,775)	(3,096,609)
Net Foreign Exchange Differences
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(17,318,661)	(16,376,119)	(9,976,689)
Bank Commissions for Loans and Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(519,079)	(218,007)	(122,533)
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	$ (816,310)	$ (714,307)	$ 0